SHORT-TERM BORROWING	12 Months Ended
Dec. 31, 2016
SHORT-TERM BORROWING

18. SHORT-TERM BORROWING

Short-term borrowing is as follows:

	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	US$
			(Note 3)
Bank loan from Bank of Shanghai	—	24,992,214	3,599,628
Pledged loan	—	82,525,153	11,886,094

	—	107,517,367	15,485,722

In March 2016, the Bank of Shanghai, or BOS, issued a commitment letter whereby BOS agreed to grant the Group a one-year credit facility of RMB50 million (US$7.2 million). In March 2017, the credit facility was extended for one year. The Group can apply to withdraw loans from BOS should they require for its operations. As of December 31, 2016, the Group had withdrawn RMB25.0 million (US$3.6 million) under this credit facility with annual interest rate of 6.525% and the loans were guaranteed by Jun Zhu and The9 Computer. All of loans remained outstanding as of December 31, 2016.

In June 2016, the Group completed a share exchange transaction with L&A International Holding Limited for a total of 769,481,940 (after 1 to 5 stock split) newly issued shares of L&A. In June 2016, Asian Development borrowed a total of HK$92.3 million from a financial services company at an annual interest rate of 2% for a term of 24 months, which is secured by a of 417,440,000 shares of L&A. The balance as of December 31, 2016 is RMB 82.5 million (US$ 11.9 million) as exchange rate changes. As Asian Development is currently in default of the loan due to a sharp decline in stock price of L&A (Note 33.3), all the balances of loan and interest were reclassified as current liabilities.